Leases (Details) - Schedule of impact on the comprehensive loss for the year ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 ILS (₪)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 ILS (₪)
Schedule of impact on the comprehensive loss for the year [Abstract]
Interest expenses on lease liabilities	₪ 88	$ 27	₪ 128
Expense relating to short-term leases			196
Depreciation of right-of-use asset	369	115	433
Total	₪ 457	$ 142	₪ 757